Exhibit 99.8

Monthly Investor Report: Verizon Master Trust - VZMT 2025-1

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

February 2026	03/20/2026	14	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A	1/20/28	01/21/2031	$534,600,000.00		4.71%			4.71%
Class B	1/20/28	01/21/2031	$40,872,000.00		4.94%			4.94%
Class C	1/20/28	01/21/2031	$24,528,000.00		5.09%			5.09%

Total			$600,000,000.00

Series 2025-1 Allocation % x Group One Available Funds	$37,930,542.02
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$37,930,542.02

Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining	Available Funds
Master Collateral Agent Fee	$42.88	$42.88	$0.00	$0.00		$37,930,499.14
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00		$37,930,499.14
Asset Representations Reviewer Fee	$26.96	$26.96	$0.00	$0.00		$37,930,472.18
Supplemental ARR Fee	$107.83	$107.83	$0.00	$0.00		$37,930,364.35
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00		$37,929,114.35
Servicing Fee	$464,218.79	$464,218.79	$0.00	$0.00		$37,464,895.56
Class A Note Interest	$2,098,305.00	$2,098,305.00	$0.00	$0.00		$35,366,590.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00		$35,366,590.56
Class B Note Interest	$168,256.40	$168,256.40	$0.00	$0.00		$35,198,334.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00		$35,198,334.16
Class C Note Interest	$104,039.60	$104,039.60	$0.00	$0.00		$35,094,294.56
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00		$35,094,294.56
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00		$35,094,294.56
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00		$35,094,294.56
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00		$35,094,294.56
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00		$35,094,294.56
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00		$35,094,294.56
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00		$35,094,294.56
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00		$35,094,294.56
Class R Interest	$35,094,294.56	$35,094,294.56	$0.00	$0.00		$0.00

Total	$37,930,542.02	$37,930,542.02	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts						$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A	$0.00	$0.00	$2,098,305.00	$0.00	$0.00	$2,098,305.00
Class B	$0.00	$0.00	$168,256.40	$0.00	$0.00	$168,256.40
Class C	$0.00	$0.00	$104,039.60	$0.00	$0.00	$104,039.60

Total	$0.00	$0.00	$2,370,601.00	$0.00	$0.00	$2,370,601.00

Noteholder Payments	Note Balance	Payment per $ 1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$1,000.00	$3.93	$0.00	$3.93	$534,600,000.00	1.00	$534,600,000.00	1.00
Class B	$1,000.00	$4.12	$0.00	$4.12	$40,872,000.00	1.00	$40,872,000.00	1.00
Class C	$1,000.00	$4.24	$0.00	$4.24	$24,528,000.00	1.00	$24,528,000.00	1.00

Total	$1,000.00	$3.95	$0.00	$3.95	$600,000,000.00	1.00	$600,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$300,000,000.00		300,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.